Equity - Summary of Authorized Shares And Others (Details) ₩ / shares in Units, $ in Thousands, ₩ in Millions	Dec. 31, 2023 KRW (₩) ₩ / shares shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 KRW (₩) ₩ / shares shares
Disclosure of classes of share capital [line items]
Shares of common stock authorized	4,000,000,000	4,000,000,000	4,000,000,000
Par value | ₩ / shares	₩ 5,000		₩ 5,000
Shares of common stock issued	751,949,461	751,949,461	728,060,549
Capital stock	₩ 3,802,676	$ 2,945,527	₩ 3,640,303